SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) (Parenthetical) - Nov. 30, 2023 ¥ in Millions, $ in Millions	USD ($)	JPY (¥)
Income Tax Disclosure [Abstract]
Income tax exposure liabilities	$ 2.1	¥ 314